Consolidated Statements of Operations ¥ in Thousands, $ in Thousands	12 Months Ended
	Aug. 31, 2021 CNY (¥) ¥ / shares shares	Aug. 31, 2021 USD ($) $ / shares shares	Aug. 31, 2020 CNY (¥) ¥ / shares shares	Aug. 31, 2019 CNY (¥) ¥ / shares shares
Income Statement [Abstract]
Revenue	¥ 1,401,780	$ 216,980	¥ 1,476,347	¥ 666,646
Cost of revenue	(1,180,263)	(182,692)	(1,059,537)	(476,138)
Gross profit	221,517	34,288	416,810	190,508
Selling, general and administrative expenses	(535,878)	(82,948)	(562,600)	(392,540)
Other operating income	24,969	3,865	34,761	11,206
Impairment loss on operating lease right-of-use assets	(15,575)	(2,411)	(12,772)
Impairment loss on goodwill	(84,730)	(13,115)
Operating loss	(389,697)	(60,321)	(123,801)	(190,826)
Interest income/(expense), net	(169,693)	(26,267)	(162,912)	19,677
Investment income	129,575	20,057	54,166	14,180
Other expenses	(10,137)	(1,569)	(10,364)	(5,028)
Loss before income taxes and share of equity in loss of unconsolidated affiliates	(439,952)	(68,100)	(242,911)	(161,997)
Income tax expense	(94,176)	(14,577)	(63,815)	(64,913)
Share of equity in loss of unconsolidated affiliates	(1,018)	(158)	(595)	(239)
Net loss from continuing operations	(535,146)	(82,835)	(307,321)	(227,149)
Income from discontinued operations, net of tax	369,343	57,170	471,495	479,907
Net income/(loss)	(165,803)	(25,665)	164,174	252,758
Less: Net income/(loss) attributable to the non-controlling interests	(112,998)	(17,491)	3,169	11,659
Net income/(loss) attributable to Bright Scholar Education Holdings Limited ordinary shareholders	(52,805)	(8,174)	161,005	241,099
Amounts attributable to Bright Scholar Education Holdings Limited shareholders
Net loss from continuing operations	(540,768)	(83,705)	(316,878)	(242,339)
Income from discontinued operations, net of tax	487,963	75,531	477,883	483,438
Net income/(loss) attributable to Bright Scholar Education Holdings Limited shareholders	¥ (52,805)	$ (8,174)	¥ 161,005	¥ 241,099
Net earnings/(loss) per share attributable to ordinary shareholders — basic and diluted:
Net loss from continuing operations attributable to ordinary shareholders (in Dollars per share and Yuan Renminbi per share) | (per share)	¥ (4.54)	$ (0.7)	¥ (2.64)	¥ (1.98)
Net income from discontinued operations attributable to ordinary shareholders (in Dollars per share and Yuan Renminbi per share) | (per share)	4.09	0.63	3.98	3.95
Net income/(loss) attributable to Bright Scholar Education Holdings Limited shareholders (in Dollars per share and Yuan Renminbi per share) | (per share)	¥ (0.45)	$ (0.07)	¥ 1.34	¥ 1.97
Weighted average shares used in calculating net earnings/(loss) per ordinary share, basic and diluted (in Shares)	119,220,331	119,220,331	120,158,001	122,322,894